Related Party Transactions (Details) - USD ($)				12 Months Ended
	Dec. 09, 2021	Oct. 31, 2020	Jan. 01, 2019	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Lease agreement terminate				March 14, 2024
General and administrative expenses				$ 20,000	$ 60,000
Owned amount				0
Sponsor fee	$ 20,000
Related party transaction amounts	$ 540,000
XPDB [Member]
Related Party Transactions [Line Items]
Sponsor contributed amount					900,000
Research and Development Expense [Member] | AirJoule, LLC [Member]
Related Party Transactions [Line Items]
Reimbursement of costs				2,000,000
General and Administrative Expense [Member] | AirJoule, LLC [Member]
Related Party Transactions [Line Items]
Reimbursement of costs				800,000
Lease Agreement [Member]
Related Party Transactions [Line Items]
Accounts payable				0	2,000
Consultancy Agreement [Member]
Related Party Transactions [Line Items]
General and administrative expenses				80,000	$ 240,000
Office Services Agreement [Member]
Related Party Transactions [Line Items]
Monthly payment		$ 5,000
Owned amount				$ 0
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Monthly payment			$ 20,000